UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PRS International Investment Advisory Services Inc.
Address: 801 Brickell Ave., 16th Floor

         Miami, Florida  33131

13F File Number:  28-10997

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Blanca Smith
Title:     Chief Operating Officer
Phone:     305-381-8340

Signature, Place, and Date of Signing:

     Blanca Smith     Miami, FL/USA     November 03, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $18,105 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      848    20000 SH       SOLE                    20000
AGERE SYS INC                  COM              00845V308      199    19100 SH       SOLE                    19100
Assurant Inc.                  Preferred Stock  349573AA3      838      750 SH       SOLE                      750
BIOMET INC                     COM              090613100      246     7100 SH       SOLE                     7100
BOSTON SCIENTIFIC CORP         COM              101137107      507    21700 SH       SOLE                    21700
BRISTOL MYERS SQUIBB CO        COM              110122108      346    14400 SH       SOLE                    14400
CMGI INC                       COM              125750109       60    36000 SH       SOLE                    36000
COGENT COMM GROUP INC          COM NEW          19239V302       49    10000 SH       SOLE                    10000
COMCAST CORP NEW               CL A             20030N101      206     7000 SH       SOLE                     7000
CONEXANT SYSTEMS INC           COM              207142100      212   118600 SH       SOLE                   118600
CORNING INC                    COM              219350105      532    27500 SH       SOLE                    27500
E M C CORP MASS                COM              268648102      129    10000 SH       SOLE                    10000
FINISAR                        COM              31787A101      274   200300 SH       SOLE                   200300
FRIEDMAN BILLINGS RAMSEY GRO   CL A             358434108      164    16102 SH       SOLE                    16102
GAMESTOP CORP                  CL A             36466R101      393    12500 SH       SOLE                    12500
GENENTECH INC                  COM NEW          368710406      589     7000 SH       SOLE                     7000
GENERAL ELEC CO                COM              369604103      347    10300 SH       SOLE                    10300
INTEL CORP                     COM              458140100      567    23000 SH       SOLE                    23000
INTRALASE CORP                 COM              461169104      243    16500 SH       SOLE                    16500
JDS UNIPHASE CORP              COM              46612J101       42    19100 SH       SOLE                    19100
JOHNSON & JOHNSON              COM              478160104      266     4200 SH       SOLE                     4200
LAFARGE COPPEE S A             SPON ADR NEW     505861401      376    17000 SH       SOLE                    17000
LUCENT TECHNOLOGIES INC        COM              549463107      179    55000 SH       SOLE                    55000
MANUGISTICS GROUP INC          COM              565011103       59    29800 SH       SOLE                    29800
MICROSOFT CORP                 COM              594918104      347    13500 SH       SOLE                    13500
MITTAL STEEL CO N V            NY REG SH CL A   60684P101      259     9000 SH       SOLE                     9000
NEWS CORP                      CL A             65248E104      388    23500 SH       SOLE                    23500
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106      335     2700 SH       SOLE                     2700
PRIMUS TELECOMMUNICATIONS GR   COM              741929103      102    99900 SH       SOLE                    99900
REINSURANCE GROUP AMER INC     PFD TR INC EQ    759351307     2340    40000 SH       SOLE                    40000
SAFEGUARD SCIENTIFICS INC      COM              786449108      276   159800 SH       SOLE                   159800
SCHERING PLOUGH CORP           COM              806605101      263    12500 SH       SOLE                    12500
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506      370     6900 SH       SOLE                     6900
Six Flags 7 1/4 08/15/09 PFD   Preferred Stock  83001p505      888    38000 SH       SOLE                    38000
SKYWORKS SOLUTIONS INC         COM              83088M102      105    15000 SH       SOLE                    15000
SOLECTRON CORP                 COM              834182107      282    72200 SH       SOLE                    72200
SOUTHWEST AIRLS CO             COM              844741108     1574   106000 SH       SOLE                   106000
SPRINT NEXTEL CORP             COM FON          852061100      309    13000 SH       SOLE                    13000
ST JOE CO                      COM              790148100     1112    17800 SH       SOLE                    17800
STRYKER CORP                   COM              863667101      944    19100 SH       SOLE                    19100
WACHOVIA CORP 2ND NEW          COM              929903102      252     5300 SH       SOLE                     5300
YAHOO INC                      COM              984332106      288     8500 SH       SOLE                     8500